Investments - Mortgage loans (Details) $ in Millions	Dec. 31, 2021 USD ($) loan	Dec. 31, 2020 USD ($)
Debt Securities, Available-for-sale [Line Items]
Mortgage loans on real estate, carrying value (percentage)	100.00%	100.00%
Number of loans | loan	1,897
Amortized cost, net	$ 2,951	$ 3,359
Commercial Mortgage
Debt Securities, Available-for-sale [Line Items]
Amortized cost, net	2,180	$ 3,360
Residential Mortgage
Debt Securities, Available-for-sale [Line Items]
Amortized cost, net	$ 766
2022 | Mortgage loans
Debt Securities, Available-for-sale [Line Items]
Mortgage loans on real estate, carrying value (percentage)	3.90%
Number of loans | loan	13
Amortized cost, net	$ 116
2023 | Mortgage loans
Debt Securities, Available-for-sale [Line Items]
Mortgage loans on real estate, carrying value (percentage)	9.40%
Number of loans | loan	27
Amortized cost, net	$ 277
2024 | Mortgage loans
Debt Securities, Available-for-sale [Line Items]
Mortgage loans on real estate, carrying value (percentage)	13.50%
Number of loans | loan	27
Amortized cost, net	$ 398
2025 | Mortgage loans
Debt Securities, Available-for-sale [Line Items]
Mortgage loans on real estate, carrying value (percentage)	18.80%
Number of loans | loan	43
Amortized cost, net	$ 554
Thereafter | Mortgage loans
Debt Securities, Available-for-sale [Line Items]
Mortgage loans on real estate, carrying value (percentage)	54.40%
Number of loans | loan	1,787
Amortized cost, net	$ 1,606
Apartment complex
Debt Securities, Available-for-sale [Line Items]
Mortgage loans on real estate, carrying value (percentage)	33.00%	34.10%
Office buildings
Debt Securities, Available-for-sale [Line Items]
Mortgage loans on real estate, carrying value (percentage)	19.70%	23.30%
Residential homes
Debt Securities, Available-for-sale [Line Items]
Mortgage loans on real estate, carrying value (percentage)	18.80%	0.00%
Retail
Debt Securities, Available-for-sale [Line Items]
Mortgage loans on real estate, carrying value (percentage)	9.00%	15.80%
Warehouse
Debt Securities, Available-for-sale [Line Items]
Mortgage loans on real estate, carrying value (percentage)	12.30%	14.50%
Other
Debt Securities, Available-for-sale [Line Items]
Mortgage loans on real estate, carrying value (percentage)	7.20%	12.30%
Texas
Debt Securities, Available-for-sale [Line Items]
Mortgage loans on real estate, carrying value (percentage)	18.30%	20.10%
California
Debt Securities, Available-for-sale [Line Items]
Mortgage loans on real estate, carrying value (percentage)	12.90%	14.30%
Florida
Debt Securities, Available-for-sale [Line Items]
Mortgage loans on real estate, carrying value (percentage)	9.30%	6.30%
North Carolina
Debt Securities, Available-for-sale [Line Items]
Mortgage loans on real estate, carrying value (percentage)	4.40%	5.60%
Illinois
Debt Securities, Available-for-sale [Line Items]
Mortgage loans on real estate, carrying value (percentage)	4.30%	6.90%